Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

As of March 31, 2021 and December 31, 2020, intangible assets consist of the following:

	March 31, 2021	December 31, 2020
Intangible asset – Patent	$22,353	$22,353
Accumulated depreciation	(9,827)	(9,520)
	$12,526	$12,833

As of December 31, 2020 and 2019, intangible assets consisted of the following:

	December 31, 2020	December 31, 2019
Intangible asset - Patents	$22,353	$22,353
Accumulated amortization	(9,520)	(8,292)
	$12,833	$14,061